Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of liabilities under post-employment benefits

Amounts recognized in liabilities, under Post-employment benefits, are summarized below:

	12.31.2021	12.31.2020
Pension plans	965	1,124
Healthcare plans	1,294,209	1,492,490
	1,295,174	1,493,614
Current	68,836	69,231
Noncurrent	1,226,338	1,424,383

Schedule of post-employment benefits recognized in the statement of income

Amounts recognized in the statement of income are shown below:

	12.31.2021	12.31.2020	12.31.2019
Employees
Pension plans	59,052	57,977	60,754
Healthcare plan - post employment	116,504	94,349	99,577
Healthcare plan - active employees	71,795	75,192	76,454
	247,351	227,518	236,785
Management
Pension plans	1,300	977	1,450
Healthcare plan	122	139	91
	1,422	1,116	1,541
	248,773	228,634	238,326

Schedule of changes in post-employment benefits

24.4	Changes in post-employment benefits

Balance as of January 1, 2020	1,194,936
Appropriation of actuarial calculation	94,349
Appropriation of pension and healthcare contributions	130,129
Adjustment related to actuarial loss	271,343
Amortizations	(197,143)
Balance as of December 31, 2020	1,493,614
Appropriation of actuarial calculation	116,504
Appropriation of pension and healthcare contributions	130,308
Adjustment related to actuarial gains (loss)	(246,626)
Amortizations	(198,626)
Balance as of December 31, 2021	1,295,174

Schedule of actuarial assumptions

The actuarial assumptions used to determine the amounts of liabilities and costs for 2021 and 2020 are shown below:

		2021		2020
	Real	Nominal	Real	Nominal
Economic
Inflation p.y.	-	5.50%	-	4.00%
Expected rate of discount/return p.y.
Unified Plan - Defined Benefit	5.20%	10.99%	2.85%	6.96%
Unified Plan - Balance	5.20%	10.99%	3.20%	7.33%
Plan III	5.30%	11.09%	3.40%	7.54%
Assistance Plan	5.30%	11.09%	3.20%	7.33%
Salary growth/medical costs
Unified Plan p.y.	0.00%	5.50%	0.00%	4.00%
Plan III p.y.	1.00%	6.56%	1.00%	5.04%
Assistance Plan - Aging Factor	5.80%	-	4.60%	-
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benef it vested		TASA 1927		TASA 1927

Schedule of participants and beneficiaries

24.5.2	Number of participants and beneficiaries

	Social Security Plans
	Unified Plan		Plan III		Assistance Plan
	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2021	12.31.2020
Number of active participants	18	22	6,645	7,401	6,276	6,546
Number of Inactive participants	4,229	4,274	5,018	4,646	8,910	9,032
Number of dependent people	-	-	-	-	21,621	21,716
Total	4,247	4,296	11,663	12,047	36,807	37,294

Schedule of life expectancy

24.5.3	Life expectancy after the average age of participants - Annuity Table AT-2000 (in years)

The average age of inactive participants of the healthcare and pension plans of the Company is 67.85 and 67.54 years, respectively.

	Unified Plan	Plan III
As of December 31, 2021
Retired participants	11.60	23.47
Pensioner participants	13.22	27.02
As of December 31, 2020
Retired participants	12.38	23.16
Pensioner participants	14.07	24.98

Schedule of actuarial evaluation

Based on the revision of the assumptions, the amounts of the Unified Plan and Plan III as of December 31, 2021 totaled surplus of R$653,654 and R$10,111 (R$807,444 and R$285,057, respectively as of December 31, 2020). Applicable ruling legislation does not allow any significant reduction in contributions or refunds to the Company based on the current surplus of these plans. For this reason, the Company did not record assets in its balance sheet as of December 31, 2021, reflecting any right to reduce contributions, refund of surplus or other amounts.

	Unified Plan	Plan III	Assistance Plan	12.31.2021	12.31.2020
Total liabilities or partially covered	6,145,601	3,337,093	1,491,118	10,973,812	11,820,184
Fair value of the plan assets	(6,799,255)	(3,347,204)	(196,909)	(10,343,368)	(11,420,196)
Plan coverage status	(653,654)	(10,111)	1,294,209	630,444	399,988
Unrecognized asset	653,654	10,111	-	663,765	1,092,501
	-	-	1,294,209	1,294,209	1,492,489

Schedule of changes in actuarial liabilities

24.5.5	Changes in actuarial liabilities

	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2020	6,638,462	3,046,536	1,389,610
Cost of services	578	2,018	20,854
Cost of interest	405,371	183,866	85,561
Benefits paid	(456,151)	(203,342)	(74)
Actuarial (gain) losses	172,564	315,645	218,686
Present value of net actuarial obligations as of December 31, 2020	6,760,824	3,344,723	1,714,637
Cost of services	252	2,006	7,368
Cost of interest	481,656	246,256	125,132
Benefits paid	(511,621)	(233,908)	-
Actuarial (gain) losses	(585,510)	(21,984)	(356,019)
Present value of net actuarial obligations as of December 31, 2021	6,145,601	3,337,093	1,491,118

Schedule of changes in actuarial assets

24.5.6	Changes in actuarial assets

	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan’s assets as of January 1, 2020	7,546,756	3,137,754	196,211
Return estimated for assets	607,252	224,591	16,474
Contributions and distributions	23,919	136,708	-
Benefits paid	(456,151)	(203,341)	-
Actuarial gain (losses)	(153,508)	334,068	9,463
Fair value of the Plan’s assets as of December 31, 2020	7,568,268	3,629,780	222,148
Return estimated for assets	837,120	133,837	6,366
Contributions and distributions	26,661	136,730	-
Benefits paid	(511,621)	(233,908)	-
Actuarial gain (losses)	(1,121,173)	(319,235)	(31,605)
Fair value of the Plan’s assets as of December 31, 2021	6,799,255	3,347,204	196,909

Schedule of estimated net periodic plan costs (gains)

The estimated net periodic plan costs (income) for 2022 for each plan are shown below:

	Unified Plan	Plan III	Assistance Plan
Cost of current service	309	4,021	6,172
Estimated cost of interest	673,723	364,900	155,389
Expected return on plan assets	(725,888)	(363,906)	(21,269)
Expected employee contributions	(139)	(2,010)	-
Costs (income or loss)	(51,995)	3,005	140,292

Schedule of sensitivity analysis

The following tables set out a sensitivity analysis, which shows the effect of a one percent increase or decrease in the assumed care costs, in the aggregate of the cost of service and cost of interest components and the accumulated post-employment benefit obligation.

	Projected scenarios
	Increase by 1%	Decrease in 1%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	(931,718)	899,959
Impacts on the obligations of healthcare program	(265,494)	249,212
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	100,689	(97,728)
Impact on cost of service for the following financial year of healthcare program	410	(398)
Sensitivity of the service cost
Impacts on the obligations of the pension	413	(400)
Impacts on the obligations of healthcare program	1,081	(1,014)

Schedule of benefits payable

The estimated benefits to be paid by the Company in the next five years and the total benefits for the following fiscal years are shown below:

	Unified Plan	Plan III	Assistance Plan	Total
2022	508,055	211,442	83,228	802,725
2023	482,445	201,321	83,279	767,045
2024	457,829	191,482	81,297	730,608
2025	434,348	181,975	78,059	694,382
2026	411,209	172,954	74,755	658,918
2027 a 2051	3,557,360	1,995,374	751,681	6,304,415

Schedule of asset allocation for pension and healthcare plans

The asset allocation for the Company pension and healthcare plans at the end of 2021 and the allocation goal for 2022, by asset category, are shown below:

	Goal for 2022 (*)	2021
Fixed income	71.1%	69.6%
Variable income	10.0%	7.2%
Loans	1.2%	1.6%
Real estate	2.7%	5.8%
Investment structuring	10.2%	10.5%
Investments abroad	4.8%	5.3%
	100.0%	100.0%
(*) Target based on the total investment of each plan.

Schedule of pension plan assets

In addition, information on the allocation of assets of pension plans sponsored by the Company:

	Unified Plan		Plan III
	target (%)(*)	minimum (%)	target (%)	minimum (%)
Fixed income	83.5%	43.0%	53.0%	22.0%
Variable income	3.0%	2.0%	12.0%	7.0%
Loans	0.5%	0.0%	3.0%	0.0%
Real estate	4.0%	0.0%	8.0%	0.0%
Investment structuring	6.0%	0.0%	16.0%	0.0%
Investments abroad	3.0%	0.0%	8.0%	0.0%
(*) Target 2021.
Management of Fundação Copel decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.